Equity - Summary of Classes of Share Capital - Common Shares (Detail) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of classes of share capital [line items]
Balance at beginning of year	$ 87,701	$ 80,040
Balance at end of period	$ 95,499	$ 87,701	$ 80,040
Issued capital [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	1,812.5	1,830.4
Proceeds from shares issued on exercise of stock options, Number of shares	1.5	2.3
Shares issued as a result of dividend reinvestment plan, Number of shares	14.1	4.8
Shares issued in connection with acquisitions		5.0
Purchase of shares for cancellation and other, Number of Shares	(12.0)	(30.0)
Ending balance, Number of shares	1,816.1	1,812.5	1,830.4
Balance at beginning of year	$ 21,713	$ 21,221	$ 20,931
Proceeds from shares issued on exercise of stock options, Amount	79	124	152
Shares issued as a result of dividend reinvestment plan	838	357
Shares issued in connection with acquisitions, Amount		366
Purchase of shares for cancellation and other, Amount	(143)	(355)	(228)
Balance at end of period	$ 22,487	$ 21,713	$ 21,221